Related-Party Transactions - Summary of Analysis of Activity of Related-Party Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Balance at beginning of year	$ 1,130	$ 505
New loans and advances	102	114
Repayments, including loans sold	217	203
Changes in related parties	(142)	714
Balance at end of year	$ 873	$ 1,130